SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2014
SEGMENT INFORMATION
SEGMENT INFORMATION

22.SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer who reviews the results of four operating segments when making decisions about allocating resources and assessing performance. The segments are film distribution, film investment and production, movie theater, and talent agency.

The film distribution segment generates revenue from external customers. Its revenue comprises the Group’s share of movie theater box office sales for the Group’s distribution services and, to the extent the Group has distribution rights outside the PRC, the revenue the Group derives from those arrangements.

Its cost of revenue includes:

(1)	the amortization of the cost of acquiring the distribution right and the participation right; and

(2)

the amount that the Group remits to the producers when they are entitled to share the box office sales with the Group based on the distribution arrangement. In the case where the Group produces the film, this amount includes any amount paid by the distribution entities to producing entities within the Group.

The film investment and production segment generates revenue both from external customers and, through inter-segment transactions, from the Group’s own distribution entities.

The film investment and production segment generates revenue from external customers where the Group invests in a film but does not act as the principal distributor. For films in which the Group acquires all or part of the copyright, these include revenue from the sale of distribution rights and licensing fees to third-party distributors. For films in which the Group does not acquire any copyright, these include revenue from the Group’s share of the net profit from distribution agreements with third-party producers.

Revenue from internal customers comprises revenue received from the distribution entities within the Group who distributes the film.

Its cost of revenue includes the amortization of production costs.

The movie theater segment generates admissions and concession revenue at the box offices from external customers, and other revenue which primarily consist of screen advertising revenue. Its cost of revenue mainly includes film rental costs. The talent agency segment generates revenue from external customers for its talent agency related business.

The profitability measure employed by the Group and its CODM for making decisions about allocating resources to segments and assessing segment performance is gross profit less film participation expenses. Segments follow the same accounting policies as those described in Note 2 included in the Group’s Form 20-F for the year ended December 31, 2013.

The Group’s CODM does not assign assets to these segments. Currently, it is not practical to show assets by reportable segments.

The following table presents selected financial information relating to the Group’s segments:

	For the nine months ended September 30, 2013
		Film
	Film	investment	Movie	Talent	Intersegment
	distribution	and production	theater	agency	elimination	Consolidated

Revenue from external customers	47,768	12,227	46,093	486	—	106,574
Intersegment revenue	1,179	25,372	—	—	(26,551)	—
Cost of revenue	(34,760)	(29,136)	(19,610)	—	26,551	(56,955)
Film participation expenses	—	537	—	—	—	537

Segment profit	14,187	9,000	26,483	486	—	50,156

	For the nine months ended September 30, 2014
		Film
	Film	investment	Movie	Talent	Intersegment
	distribution	and production	theater	agency	elimination	Consolidated
Revenue from external customers	141,580	491	58,892	541	—	201,504
Intersegment revenue	2,941	47,267	—	—	(50,208)	—
Cost of revenue	(97,263)	(42,551)	(24,419)	(25)	50,208	(114,050)
Film participation expenses	—	(11,856)	—	—	—	(11,856)
Equity in earnings of equity method investment, net of tax	—	3,328	—	—	—	3,328

Segment profit	47,258	(3,321)	34,473	516	—	78,926

The following table presents selected financial information relating to the movie theater segment:

	Nine months ended September 30
	2013	2014

Admissions	38,409	49,330
Concessions	4,573	5,610
Advertising	1,406	1,991
Others	1,705	1,961

Total revenue from movie theater segment	46,093	58,892

Reconciliation from consolidated segment profit to consolidated financial statements:

	Nine months ended September 30
	2013	2014

Consolidated segment profit	50,156	78,926
Selling and marketing expenses	(10,231)	(20,530)
General and administrative expenses	(36,323)	(45,047)
Government subsidies	1,662	1,876
Net interest and exchange loss	(253)	(967)
Interest income from loan to a producer of TV series	—	10
Other income	213	277

Income before income tax and equity in earnings of equity method investments, net of tax	5,224	14,545

Geographical information

The Group operates in the PRC and all of the Group’s long lived assets are located in the PRC.

Revenue, classified by the major geographic areas in which the Group’s customers are located (based on the addresses of the customers who contracted with the Group), were as follows:

	Nine months ended September 30
	2013	2014

Revenue from the PRC	101,123	197,323
Revenue from countries other than the PRC	5,451	4,181

Total	106,574	201,504